13. FINANCIAL INSTRUMENTS (Details 5) - BRL (R$) R$ in Thousands	12 Months Ended
	Dec. 31, 2018	Dec. 31, 2017
Disclosure of detailed information about financial instruments [line items]
Current assets	R$ 351
Total assets	351
Dollar-to-euro swap
Disclosure of detailed information about financial instruments [line items]
Current assets	351
Total assets	351
Net finance income	(1)	R$ 28,503
Forward dollar
Disclosure of detailed information about financial instruments [line items]
Net finance income	(1)	(229)
Fixed rate-to-CDI interest rate swap
Disclosure of detailed information about financial instruments [line items]
Net finance income	R$ (1)	R$ 28,274